BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

BlackRock International Opportunities Portfolio

(each, a “Fund”, and collectively, the “Funds”)

Supplement dated December 1, 2011

to the Prospectus dated January 28, 2011, as amended May 16, 2011

Effective immediately, the following changes are made to the Funds’ Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock Global Opportunities Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following in order to add Ian Jamieson as a portfolio manager of the Fund:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2006	Managing Director of BlackRock, Inc.
Michael Carey, CFA	2006	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock International Opportunities Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following in order to add Ian Jamieson as a portfolio manager of the Fund:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	1999	Managing Director of BlackRock, Inc.
Michael Carey, CFA	2002	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Funds — Global Opportunities — About the Portfolio Management Team of Global Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL OPPORTUNITIES
Global Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Details about the Funds — International Opportunities — About the Portfolio Management Team of International Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF INTERNATIONAL OPPORTUNITIES
International Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Global Opportunities” is deleted in its entirety and replaced with the following:

Global Opportunities

Global Opportunities is managed by a team of financial professionals. Information about Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA, the portfolio managers, is provided below:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.
Michael Carey, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. from 2004 to 2006.
Ian Jamieson, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2007; Vice President of BlackRock, Inc. from 2004 to 2006.

The section in the Prospectus captioned “Management of the Funds - Portfolio Manager Information — International Opportunities” is deleted in its entirety and replaced with the following:

International Opportunities

International Opportunities is managed by a team of financial professionals. Information about Thomas Callan, CFA, Michael Carey, CFA and Ian Jamieson, CFA, the portfolio managers, is provided below:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1999	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.
Michael Carey, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2002	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. from 2004 to 2006.
Ian Jamieson, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2007; Vice President of BlackRock, Inc. from 2004 to 2006.

Shareholders should retain this Supplement for future reference.

Code # PRO-OPP-1211SUP